Leases - Schedule of Maturities of Operating Leases (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
2021 (for the remaining period)	$ 230	$ 682
2022	1,165	613
2023	931	456
2024	437	121
2025	327
Thereafter	394
Total lease obligation	3,484	1,872
Less: Imputed interest	(363)	(149)
Total lease liabilities	$ 3,121	1,723
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other current liabilities
Less: Current lease liabilities	$ (923)	(596)
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other long-term liabilities
Total non-current lease liabilities	$ 2,198	$ 1,127